Deferred grant income	12 Months Ended
Dec. 31, 2020
Deferred grant income
Deferred grant income

11.         Deferred grant income:

	December 31,	December 31,
	2020	2019
Deferred grant income	$377,313	$—
Less: current portion of deferred grant income	176,746	—
Long-term portion of deferred grant income	$200,567	$—

The deferred grant income is due to the benefit of the interest rate concession as part of the PPP Loan (see note 10(a)). During the year ended December 31, 2020, $115,579 (December 31, 2019 - nil) of deferred grant income was recorded as a reduction of interest expense.